Earnings(loss) per share (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of comparative information prepared under previous GAAP [line items]
Loss for the year net of tax attributable to ordinary equity holders of the parent for basic earnings	$ 23,429	$ (11,787)	$ (117,455)
Weighted average number of ordinary shares for basic and diluted earnings per share	197,971,371	176,584,343	183,521,938
Earnings/(loss) per share:
Loss attributable to ordinary equity holders of the parent, US$	$ 0.12	$ (0.07)	$ (0.64)	$ 0.00	$ (0.20)
As previously reported
Disclosure of comparative information prepared under previous GAAP [line items]
Loss for the year net of tax attributable to ordinary equity holders of the parent for basic earnings				$ 668	$ (33,706)
Weighted average number of ordinary shares for basic and diluted earnings per share				176,584,343	176,584,343
Earnings/(loss) per share:
Loss attributable to ordinary equity holders of the parent, US$				$ 0.00	$ (0.19)
Restated
Disclosure of comparative information prepared under previous GAAP [line items]
Loss for the year net of tax attributable to ordinary equity holders of the parent for basic earnings				$ (751)	$ (35,526)
Weighted average number of ordinary shares for basic and diluted earnings per share				176,584,343	176,584,343
Earnings/(loss) per share:
Loss attributable to ordinary equity holders of the parent, US$				$ 0.00	$ (0.20)